Average Annual Total Returns - AST T ROWE PRICE NATURAL RESOURCES PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Global Natural Resources Funds Index (reflects no deduction for fees, expenses or taxes) 1 Year	Lipper Global Natural Resources Funds Index (reflects no deduction for fees, expenses or taxes) 5 Years	Lipper Global Natural Resources Funds Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(2.22%)	5.54%	(0.15%)	18.40%	15.21%	13.87%	(1.30%)	3.92%	(2.49%)